Dividends	12 Months Ended
Dec. 31, 2017
Dividends
Dividends

22.Dividends

Quarterly Dividend Policy

In May 2014, the Company’s board of directors approved a new quarterly dividend policy. Under this policy, the Company intends to make quarterly cash dividend distributions at an amount equivalent to approximately 25% of the Group’s anticipated net income after tax in each fiscal quarter.  Dividends are recognized when declared. There is no dividend payable as of December 31, 2016 and 2017 respectively. The cash dividend declared and paid with respect to fiscal year 2016 and fiscal year 2017 was RMB2,910.5 million and RMB2,656.0 million (US$408.2 million) in total, respectively.

The determination to make dividend distributions and the amount of such distributions in any particular quarter will be made at the discretion of the Company’s board of directors and will be based upon its operations and earnings, cash flow, financial condition, capital and other reserve requirements and surplus, any applicable contractual restrictions, the ability of the Company’s PRC subsidiaries to make distributions to their offshore parent companies, and any other conditions or factors which the board deems relevant and having regard to the directors’ fiduciary duties.